Assets held for sale and Discontinued operations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net income	R$ 191,501	R$ (74,666)	R$ 1,646,701
NET CASH USED FROM INVESTING ACTIVITIES	(3,135,091)	(2,774,996)	31,908
Issue of Debentures	(2,900,000)	(1,500,000)	(3,000,000)
Payments of principal - debentures	1,193,910	2,051,481	1,831,809
Amortization of principal of lease liabilities	(69,293)	(57,212)	(48,785)
Dividends and interest on own capital paid	(750,371)	(2,167,769)	(3,847,563)
Cash flows from financing activities	2,696,572	(1,922,041)	(2,884,427)
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net income	191,501	(74,666)	1,646,701
Adjustments to reconcile net income	(12,547)	306,736	(1,267,411)
Changes in assets and liabilities	14,108	(2,709)	82,575
Debentures - interest due and paid	(10,423)		(17,549)
Taxes and charges paid	(57,165)	(51,534)	83,579
Cash flows from operational activities	125,474	177,827	527,895
Financial investments	(144)	22,967	(14,846)
Additions to contract assets, property, plant and equipment and intangible assets	(35,380)	(580,969)	(76,762)
Disposal Copel Telecom receipt			2,506,837
NET CASH USED FROM INVESTING ACTIVITIES	(35,524)	(558,002)	2,415,229
Issue of Debentures	294,045		(20,239)
Payments of principal - debentures	(18,437)		(2,485)
Amortization of principal of lease liabilities	(3,041)	(2,988)	(1,850)
Dividends and interest on own capital paid	(195,890)		(26,755)
Cash flows from financing activities	76,677	(2,988)	(51,329)
Changes in cash and cash equivalents	R$ 166,627	R$ (383,163)	R$ 2,891,795